Share capital (Details)														2 Months Ended	3 Months Ended	9 Months Ended						12 Months Ended
	Mar. 20, 2026 USD ($)	Mar. 20, 2026 CAD ($)	May 23, 2025 USD ($) shares	May 05, 2025 USD ($) shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 CAD ($)	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($)	Mar. 06, 2025 CAD ($)	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($)	Jan. 20, 2025 CAD ($)	Nov. 30, 2025 USD ($)	Mar. 31, 2026 shares	Sep. 30, 2026 USD ($) vote shares		Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2025 CAD ($) $ / shares shares		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2025 $ / shares
Share capital (Details) [Line Items]
Multiple voting shares																276,660
Number of vote per Share (in vote) | vote																(1)
Convertible debentures amount converted (in Dollars) | $				$ (81,079)			$ (1,188)			$ (21,178)	$ (27,845)					$ (81,090)
Proceeds from convertible debentures (in Dollars)	$ 2,733,109	$ 3,750,000			$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000	$ 5,000,000								$ 702,700	$ 1,000,000
Warrants were expired shares																		8,500		8,500
Warrants expired unexercised																32
Proceeds from issuing other equity instruments (in Dollars) | $																		$ 43,257
Total Amount Transferred To Share Capital (in Dollars) | $																		99,588
Reversal Of Warrant Liability (in Dollars) | $																		$ 56,331
Warrants issued in connection with convertible debentures																		418,306		418,306
Exercised on cashless basis																		346,230		346,230
Settled an aggregate amount (in Dollars) | $																		$ 490,971
Incurred a net gain on settlement of debt (in Dollars) | $																		86,113
Received total proceeds																		$ 439		$ 600
RSUs exercised																96,000
Company settled description																[l]During the nine months ended September 30, 2026, the Company settled amounts owing to various creditors of C$1,236,704 and US$32,500 (US$904,129 in aggregate) through the issuance of 401,405 Class B Subordinate Voting Shares with a fair value of $927,479 at prices ranging between $2.27 and $2.83 (C$3.11 and C$3.99) per Class B Subordinate Voting Share. Of the total shares issued, 300,000 Class B Subordinate Voting Shares valued at $680,157 were issued to settle a bonus accrual of $645,570 owing to management of the Company (Note 19). The net gain on settlement of debt of $414,854 for the nine months ended September 30, 2026, includes a gain of $450,458 related to Unbuzzd. The common shares of Unbuzzd were issued to its former CEO as consideration per settlement agreement, which had a lower fair value than the outstanding payable owing resulting in a gain on settlement of debt.
Shares issued																2,815,674
Share capital (in Dollars) | $																$ 10,348,726
Gross proceeds (in Dollars) | $																$ 823,011
Commission percentage																2.50%
Total Amount Of Warrants Issued																529,994
warrants outstanding																719,990
ATM Agreement [Member]
Share capital (Details) [Line Items]
Gross proceeds (in Dollars) | $																$ 10,646,808
Cash commission (in Dollars) | $																266,170
Trading expenses (in Dollars) | $																31,912
Net cash upon control of subsidiary (in Dollars) | $																$ 298,082
January 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued																		152,577		152,577
March 6, 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants were expired shares																		10,309		10,309
March 28, 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued																		183,920		183,920
March 2026 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued																1,249,984
Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																				$ 18
Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																				$ 38
Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Share options exercised																		32,690		32,690
Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Share options exercised																		60,000		60,000
Restricted Stock Units Two [Member] | Class B Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Share options exercised																		60,000		60,000
Warrants [Member]
Share capital (Details) [Line Items]
Warrants expired unexercised																		77,191		77,191
Warrants [member]
Share capital (Details) [Line Items]
Warrants issued in connection with convertible debentures																1,249,984
Warrants [member] | March 6, 2025 December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued in connection with convertible debentures																		346,806		346,806
Class B Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares			105,840	103,534						221,237	152,577				352,549	311,818
Convertible debentures amount converted (in Dollars) | $																$ 1,458,141
Warrants were expired shares																529,994
RSUs exercised																44,415
Class B Subordinate Voting Shares [Member] | Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																		$ 6.3
Class B Subordinate Voting Shares [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares							25,257			373,814
Convertible debentures amount converted (in Dollars) | $			$ 1,603,513				$ 100,000			$ 2,372,839
Convertible Debentures Total Amount Converted			209,374
Class B Common Stock [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares																		376,347		376,347
Convertible debentures amount converted (in Dollars) | $																		$ 4,184,705
Notes and debentures issued (in Dollars) | $							$ 31,188
Share based payments																		37,192		37,192
Share options exercised																		37,192		37,192
Proceeds from convertible debentures (in Dollars) | $																		$ 148,086
Issuance of subordinate shares																		47,785
Issued share of settle debts																1,086,108
Value of subordinate shares (in Dollars) | $																$ 6,004,952
Class B Common Stock [Member] | Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																				$ 5.25
Shares price per shares | $ / shares																		$ 7.21
Class B Common Stock [Member] | Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares																				$ 6.6
Shares price per shares | $ / shares																		$ 29.99
Class B Common Stock [Member] | Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars) | $																		$ 137,625
Class B Common Stock [Member] | Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars) | $																		378,000
Class B Common Stock [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Share based payments (in Dollars) | $																		$ 232,444
Class Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Shares issued																1,086,108	[1]		[2]		[2]
Class Subordinate Voting Shares [Member] | Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Share options exercised																		32,690		32,690
Class A Multiple Voting Shares [Member]
Share capital (Details) [Line Items]
Shares price per shares | $ / shares																								$ 50
CFO [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars) | $																$ 3,239,724

[1]	During the nine months ended September 30, 2026, a partial amount of the March 2026 Debentures was converted into an aggregate of 1,086,108 Class B Subordinate Voting Shares with a total value of $6,004,952 transferred to share capital (Note 11).
[2]	On February 7, 2025, a partial amount of the December 2024 Debentures (Tranche 3) was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 11). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 11). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the December 2024 Debentures (Tranche 3) was 373,814 with a total value of $2,372,839 transferred to share capital.